Schedule of Tax Rates Relevant to the Company's Israeli Subsidiary (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Israel Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax rate	23.00%	23.00%